Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Income (Loss) Available to Common Stockholders, Operations, Basic [Abstract]
Net income (loss) from continuing operations attributable to Hilton stockholders	$ 764	$ 1,084	$ (27)
Earnings per share: Basic
Weighted average shares outstanding, basic	302	324	329
Net income (loss) from continuing operations per share	$ 2.53	$ 3.34	$ (0.08)
Net Income (Loss) Available to Common Stockholders, Operations, Diluted [Abstract]
Net income (loss) from continuing operations attributable to Hilton stockholders	$ 764	$ 1,084	$ (27)
Earnings per share: Diluted
Weighted average shares outstanding, diluted	305	327	329
Net income (loss) from continuing operations per share	$ 2.50	$ 3.32	$ (0.08)
Antidilutive securities excluded from computation of EPS	1	1	2